Share-Based Compensation - Weighted-Average Assumptions Used for Calculating Value of Options Granted (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	80.00%	79.70%
Weighted-average risk-free interest rate		1.20%
Expected term	6 years 2 months 12 days	6 years 3 months 18 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average risk-free interest rate	1.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average risk-free interest rate	1.80%